Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes (Tables) [Abstract]
Components of income tax expense

The components of income tax expense for the years ended December 31 included in the Consolidated Statements of Income were as follows:

(Millions)		2012	2011		2010
Current income tax expense:
U.S. federal		$982	$958		$532
U.S. state and local		189	156		110
Non-U.S.		445	434		508
Total current income tax expense		1,616	1,548		1,150
Deferred income tax expense (benefit):
U.S. federal		359	464		782
U.S. state and local		39	68		78
Non-U.S.		(45)	(23)		(103)
Total deferred income tax expense		353	509		757
Total income tax expense on
continuing operations		$1,969	$2,057		$1,907
Income tax benefit from
discontinued operations	$	―	$(36)	$	―

Effective income tax rate

A reconciliation of the U.S. federal statutory rate of 35 percent to the Company's actual income tax rate for the years ended December 31 on continuing operations was as follows:

	2012	2011	2010
U.S. statutory federal income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in taxes resulting from:
Tax-exempt income	(1.6)	(1.5)	(1.9)
State and local income taxes, net of
federal benefit	2.5	2.6	2.7
Non-U.S. subsidiaries earnings(a)	(5.2)	(4.4)	(3.1)
Tax settlements(b)	(0.2)	(1.9)	(1.3)
All other	―	(0.2)	0.6
Actual tax rates(a)	30.5%	29.6%	32.0%

  Results for all years primarily included tax benefits associated with the undistributed earnings of certain non-U.S. subsidiaries that were deemed to be reinvested indefinitely. In addition, 2012 and 2011 included tax benefits of $146 million and $77 million, which decreased the actual tax rates by 2.3 percent and 1.1 percent, respectively, related to the realization of certain foreign tax credits.
  Relates to the resolution of tax matters in various jurisdictions.

Components of deferred tax assets and liabilities

The significant components of deferred tax assets and liabilities as of December 31 are reflected in the following table:

(Millions)	2012	2011
Deferred tax assets:
Reserves not yet deducted for tax purposes	$3,828	$3,435
Employee compensation and benefits	761	760
Other	556	626
Gross deferred tax assets	5,145	4,821
Valuation allowance	(162)	(112)
Deferred tax assets after valuation allowance	4,983	4,709
Deferred tax liabilities:
Intangibles and fixed assets	1,218	1,013
Deferred revenue	403	382
Deferred interest	378	―
Other	526	439
Gross deferred tax liabilities	2,525	1,834
Net deferred tax assets	$2,458	$2,875

Changes in unrecognized tax benefits

The following table presents changes in unrecognized tax benefits:

(Millions)	2012	2011	2010
Balance, January 1	$1,223	$1,377	$1,081
Increases:
Current year tax positions	51	77	182
Tax positions related to prior years	64	247	403
Decreases:
Tax positions related to prior years	(44)	(457)	(145)
Settlements with tax authorities	(25)	(2)	(138)
Lapse of statute of limitations	(37)	(19)	(6)
Effects of foreign currency
translations	(2)	―	―
Balance, December 31	$1,230	$1,223	$1,377